Revenues from continuing operations (Tables)	12 Months Ended
Dec. 31, 2020
Revenues From Continuing Operations
Revenues from continuing operations - Disaggregation of revenue (Table)

The following table shows the revenues from continuing operations earned from time and voyage charters contracts for the years ended December 31, 2020, 2019 and 2018:

For the years ended December 31,
	2020	2019	2018
Time charters (operating leases)	$ 137,893	$ 108,374	$ 107,923
Voyage charters	$ 2,972	$ —	$ 9,672
Total	$ 140,865	$ 108,374	$ 117,595